SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT (Details) ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ILS (₪)
Financial Instruments Fair Value And Risk Management
Foreign currency denominated monetary liabilities	$ (7,140)	$ (7,058)	₪ (82)	$ (2,751)	$ (1,331)	₪ (1,420)
Foreign currency denominated monetary assets	$ 11,198	$ 3,474	₪ 7,724	$ 3,482	$ 3,291	₪ 191